                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-10067

                           Eaton Vance Variable Trust
                           --------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS
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[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT JUNE 30, 2004

[GRAPHIC IMAGE]

EATON VANCE VT INCOME FUND OF BOSTON

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

   The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

   - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

   - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

   - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

     For more information about Eaton Vance's privacy policies, call:
     1-800-262-1122.


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

   The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

   EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

   If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

   Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE VT INCOME FUND OF BOSTON as of June 30, 2004

INVESTMENT UPDATE

INVESTMENT ENVIRONMENT

- The high-yield market posted positive returns in the six months ended June 30, 2004, although less robust than those recorded in the previous year. While the improved economic climate was beneficial for the high-yield market, lingering geopolitical uncertainties encouraged a modest trend toward higher quality in the second quarter of 2004, a move that dampened performance among the lower-quality segment of the high-yield market.

- U.S. interest rates, which had fallen to record low levels following a string of 13 consecutive rate cuts by the Federal Reserve, edged higher during the period in response to stronger economic activity and signs of renewed inflation. In June, the Fed raised its Federal Funds rate by 0.25% to 1.25%, the first such rate hike since May 2000.

- A recovering economy boosted corporate profits and cash flows, allowing many companies to pare debt and improve their balance sheets. In a sign of a healthier market environment, high-yield issuance recovered significantly, reaching record levels. Finally, amid an improving credit cycle, high-yield default rates moved significantly lower.

THE FUND

   PERFORMANCE FOR THE SIX-MONTH PERIOD

- The Fund had a total return of 0.50% during the six months ended June 30, 2004.(1) That return was the result of an decrease in net asset value to $11.17 on June 30, 2004 from $11.34 on December 31, 2003 and the revinvestment of $0.170 in dividends and $0.06 in capital gain distributions.

   THE PORTFOLIO'S INVESTMENTS

- At June 30, 2004, the Fund's assets were invested among what we believe are liquid and representative issues within the high-yield market. Investments included bonds from economically-sensitive companies as well as more defensive issues, such as makers of consumer products.

- The Fund's largest high-yield sector weightings at June 30 were broadcasting and cable, at 5.2%; auto and parts, at 4.2%; entertainment, at 3.8%; lodging and gaming, at 3.1%; and utilities, at 2.6%.

- At its June, 2004 meeting, the Board of Trustees of the Eaton Vance Variable Trust voted to terminate the operations of Eaton Vance VT Income Fund of Boston (the "Fund"). The Board took this action because the Fund failed to attract sufficient assets to make operating the Fund economically feasible. The closing of the Fund will take place at the earliest possible date. As a result, a significant portion of the Fund's assets are being held in cash or cash equivalents in anticipation of the Fund's closure.

   THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE MANAGEMENT DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

   FUND INFORMATION
   as of June 30, 2004

   PERFORMANCE(1)

   Average Annual Total Returns (at net asset value)

   One year                                             11.74%
   Life of Fund (1/9/03)                                 9.24

(1)THESE RETURNS DO NOT INCLUDE INSURANCE-RELATED CHARGES. THERE IS NO SALES CHARGE. PLEASE REFER TO THE REPORT FOR YOUR INSURANCE CONTRACT FOR PERFORMANCE DATA REFLECTING INSURANCE-RELATED CHARGES.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REPURCHASED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

EATON VANCE VT INCOME FUND OF BOSTON as of June 30, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED)

CORPORATE BONDS & NOTES -- 41.9%

                                                                 PRINCIPAL
                                                                 AMOUNT
SECURITY                                                         (000'S OMITTED)   VALUE
---------------------------------------------------------------------------------------------
AIRLINES -- 0.8%

Delta Air Lines, 7.779%, 11/18/05                                $             5   $    3,213
---------------------------------------------------------------------------------------------
                                                                                   $    3,213
---------------------------------------------------------------------------------------------

APPAREL -- 1.3%

Perry Ellis International, Inc., Sr. Sub. Notes,
8.875%, 9/15/13(1)                                               $             5   $    5,187
---------------------------------------------------------------------------------------------
                                                                                   $    5,187
---------------------------------------------------------------------------------------------

AUTO AND PARTS -- 4.2%

Keystone Automotive Operations, Inc., Sr. Sub. Notes,
9.75%, 11/1/13(1)                                                $             5   $    5,375
Metaldyne Corp., 11.00%, 6/15/12(1)                                            4        3,420
Metaldyne Corp., Sr. Notes, 10.00%, 11/1/13                                    3        2,955
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13                            5        5,675
---------------------------------------------------------------------------------------------
                                                                                   $   17,425
---------------------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 5.2%

Adelphia Communications, Sr. Notes,
Series B, 9.25%, 10/1/02(2)                                      $             5   $    4,912
Corus Entertainment, Inc., Sr. Sub. Notes, 8.75%, 3/1/12                       5        5,369
CSC Holdings, Inc., Sr. Sub. Notes, 10.50%, 5/15/16                            5        5,637
Dex Media West LLC, Sr. Sub. Notes, 9.875%, 8/15/13                            5        5,512
---------------------------------------------------------------------------------------------
                                                                                   $   21,430
---------------------------------------------------------------------------------------------

BUILDING MATERIALS -- 2.3%

Koppers Inc., 9.875%, 10/15/13                                   $             5   $    5,500
Nortek Holdings, Inc., Sr. Notes, (0% until 2007),
10.00%, 5/15/11(1)                                                             5        4,025
---------------------------------------------------------------------------------------------
                                                                                   $    9,525
---------------------------------------------------------------------------------------------

BUSINESS SERVICES - MISCELLANEOUS -- 1.3%

Advanstar Communications, Inc., 10.75%, 8/15/10                  $             5   $    5,556
---------------------------------------------------------------------------------------------
                                                                                   $    5,556
---------------------------------------------------------------------------------------------

CHEMICALS -- 0.9%

Avecia Group PLC, 11.00%, 7/1/09                                 $             2   $    1,530
Nalco Co., Sr. Sub. Notes, 8.875%, 11/15/13(1)                                 2        2,105
---------------------------------------------------------------------------------------------
                                                                                   $    3,635
---------------------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 1.5%

Fedders North America, Inc., Sr. Notes,
9.875%, 3/1/14(1)                                                $             3   $    2,760
Jostens Holding Corp., Sr. Disc. Notes,
10.25%, 12/1/13(1)                                                             5        3,425
---------------------------------------------------------------------------------------------
                                                                                   $    6,185
---------------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 2.5%

Crown Euro Holdings SA, 10.875%, 3/1/13                          $             5   $    5,725
Solo Cup Co., Sr. Sub. Notes, 8.50%, 2/15/14(1)                                5        4,675
---------------------------------------------------------------------------------------------
                                                                                   $   10,400
---------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 1.3%

Rayovac Corp., Sr. Sub. Notes, 8.50%, 10/1/13                    $             5   $    5,275
---------------------------------------------------------------------------------------------
                                                                                   $    5,275
---------------------------------------------------------------------------------------------

ELECTRONIC COMPONENTS -- 1.3%

Danka Business Systems, Sr. Notes, 11.00%, 6/15/10               $             5   $    5,225
---------------------------------------------------------------------------------------------
                                                                                   $    5,225
---------------------------------------------------------------------------------------------

ENTERTAINMENT -- 3.8%

AMF Bowling Worldwide, Sr. Sub. Notes,
10.00%, 3/1/10(1)                                                $             5   $    5,150
Royal Caribbean Cruises, Sr. Notes, 8.75%, 2/2/11                              5        5,563
Six Flags, Inc., Sr. Notes, 9.625%, 6/1/14(1)                                  5        5,000
---------------------------------------------------------------------------------------------
                                                                                   $   15,713
---------------------------------------------------------------------------------------------

HEALTH SERVICES -- 1.2%

Quintiles Transational Corp., Sr. Sub. Notes,
10.00%, 10/1/13                                                  $             5   $    4,975
---------------------------------------------------------------------------------------------
                                                                                   $    4,975
---------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 0.5%

Stratus Technologies, Inc., Sr. Notes,
10.375%, 12/1/08(1)                                              $             2   $    2,063
---------------------------------------------------------------------------------------------
                                                                                   $    2,063
---------------------------------------------------------------------------------------------

LODGING AND GAMING -- 3.1%

Majestic Star Casino LLC, 9.50%, 10/15/10                        $             5   $    5,050
Premier Entertainment Biloxi LLC/Premier Finance Biloxi Corp.,
10.75%, 2/1/12(1)                                                              2        2,110
Venetian Casino/Las Vegas Sands, 11.00%, 6/15/10                               5        5,800
---------------------------------------------------------------------------------------------
                                                                                   $   12,960
---------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                 PRINCIPAL
                                                                 AMOUNT
SECURITY                                                         (000'S OMITTED)   VALUE
---------------------------------------------------------------------------------------------
MACHINERY -- 0.7%

Thermadyne Holdings Corp., Sr. Sub. Notes, 9.25%, 2/1/14         $             3   $    2,978
---------------------------------------------------------------------------------------------
                                                                                   $    2,978
---------------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 1.4%

Georgia-Pacific Corp., 9.50%, 12/1/11                            $             5   $    5,900
---------------------------------------------------------------------------------------------
                                                                                   $    5,900
---------------------------------------------------------------------------------------------

REITS -- 1.4%

CB Richard Ellis Services, Inc., Sr. Sub. Notes,
11.25%, 6/15/11                                                  $             5   $    5,725
---------------------------------------------------------------------------------------------
                                                                                   $    5,725
---------------------------------------------------------------------------------------------

RETAIL - FOOD AND DRUG -- 1.3%

General Nutrition Center, Sr. Sub. Notes,
8.50%, 12/1/10(1)                                                $             5   $    5,213
---------------------------------------------------------------------------------------------
                                                                                   $    5,213
---------------------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT -- 1.0%

Marconi Corp. PLC, Series A, 8.00%, 4/30/08(1)                   $             4   $    3,950
---------------------------------------------------------------------------------------------
                                                                                   $    3,950
---------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.2%

OMI Corp., Sr. Notes, 7.625%, 12/1/13                            $             5   $    4,925
---------------------------------------------------------------------------------------------
                                                                                   $    4,925
---------------------------------------------------------------------------------------------

UTILITIES -- 2.6%

Illinois Power, 7.50%, 6/15/09                                   $             5   $    5,488
NRG Energy, Inc., Sr. Notes, 8.00%, 12/15/13(1)                                5        5,075
---------------------------------------------------------------------------------------------
                                                                                   $   10,563
---------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 1.1%

Dobson Communications Corp., Sr. Notes,
10.875%, 7/1/10                                                  $             5   $    4,325
---------------------------------------------------------------------------------------------
                                                                                   $    4,325
---------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES
   (IDENTIFIED COST $167,323)                                                      $  172,346
---------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 41.9%
   (IDENTIFIED COST $167,323)                                                      $  172,346
---------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 58.1%                                            $  238,958
---------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                               $  411,304
---------------------------------------------------------------------------------------------

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004 the aggregate value of the securities is $59,533 or 14.5% of the net assets.

(2)  Non income producing security.

                        See notes to financial statements

EATON VANCE VT INCOME FUND OF BOSTON as of June 30, 2004
FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2004

ASSETS

Investments, at value (identified cost, $167,323)                             $  172,346
Cash                                                                             231,315
Receivable for Fund shares sold                                                       63
Receivable from the Administrator                                                 17,155
Interest receivable                                                                3,187
----------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $  424,066
----------------------------------------------------------------------------------------

LIABILITIES

Accrued expenses                                                              $   12,762
----------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $   12,762
----------------------------------------------------------------------------------------
NET ASSETS FOR 36,823 SHARES OF BENEFICIAL INTEREST OUTSTANDING               $  411,304
----------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                               $  399,611
Accumulated undistributed net realized gain (computed on
   the basis of identified cost)                                                     894
Accumulated undistributed net investment income                                    5,776
Net unrealized appreciation (computed on the basis of
   identified cost)                                                                5,023
----------------------------------------------------------------------------------------
TOTAL                                                                         $  411,304
----------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   ($411,304 DIVIDED BY 36,823 shares of beneficial interest outstanding)     $    11.17
----------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME

Interest                                                                      $    8,849
----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       $    8,849
----------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                        $      957
Administration fee                                                                   383
Service fees                                                                         383
Custodian fee                                                                      8,233
Transfer and dividend disbursing agent fees                                        6,442
Legal and accounting services                                                      3,825
Printing and postage                                                                  50
Miscellaneous                                                                         77
----------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $   20,350
----------------------------------------------------------------------------------------
Deduct --

   Reduction of custodian fee                                                 $      269
   Preliminary allocation of expenses to the Administrator                        17,155
----------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                      $   17,424
----------------------------------------------------------------------------------------

NET EXPENSES                                                                  $    2,926
----------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                         $    5,923
----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                            $      955
----------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $      955
----------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                        $   (7,435)
----------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $   (7,435)
----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                              $   (6,480)
----------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                    $     (557)
----------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                     SIX MONTHS ENDED
INCREASE (DECREASE)                                  JUNE 30, 2004       PERIOD ENDED
IN NET ASSETS                                        (UNAUDITED)         DECEMBER 31, 2003(1)
---------------------------------------------------------------------------------------------
From operations --
   Net investment income                             $          5,923    $              4,134
   Net realized gain from investment transactions                 955                   1,581
   Net change in unrealized appreciation
   (depreciation) from investments                             (7,435)                 12,458
---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   $           (557)   $             18,173
---------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income                        $         (4,465)   $                 --
   From net realized gain                                      (1,576)                     --
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                  $         (6,041)   $                 --
---------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares                      $        197,676    $            202,935
   Net asset value of shares issued to
   shareholders in payment of
   distributions declared                                       5,243                      --
   Cost of shares redeemed                                     (2,167)                 (3,958)
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                                $        200,752    $            198,977
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                           $        194,154    $            217,150
---------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                               $        217,150    $                 --
---------------------------------------------------------------------------------------------
AT END OF PERIOD                                     $        411,304    $            217,150
---------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET
INVESTMENT INCOME INCLUDED
IN NET ASSETS

At end of period                                     $          5,776    $              4,318
---------------------------------------------------------------------------------------------

(1) For the period from the start of business, January 9, 2003, to December 31, 2003.

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                        SIX MONTHS ENDED
                                                        JUNE 30, 2004         PERIOD ENDED
                                                        (UNAUDITED)(1)        DECEMBER 31, 2003(1)(2)
---------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                  $         11.340      $                10.000
---------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $          0.217      $                 0.533
Net realized and unrealized gain (loss)                           (0.157)                       0.807
---------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $          0.060      $                 1.340
---------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $         (0.170)     $                    --
From net realized gain                                            (0.060)                          --
---------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $         (0.230)     $                    --
---------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                        $         11.170      $                11.340
---------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                     0.50%                       13.40%
---------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)               $            411      $                   217
Ratios (As a percentage of average daily net assets):
     Net expenses                                                   2.08%(4)                     2.08%(4)
     Net expenses after custodian fee reduction                     1.90%(4)                     1.91%(4)
     Net investment income                                          3.85%(4)                     5.12%(4)
Portfolio Turnover                                                    17%                          70%(5)
---------------------------------------------------------------------------------------------------------------
+    The operating expenses of the Fund reflect a
     voluntary waiver and/or reimbursement of expenses
     by the Administrator. Had such actions not been
     taken, net investment loss per share and the
     ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
     Expenses                                                      13.24%(4)                    39.00%(4)
     Expenses after custodian fee reduction                        13.06%(4)                    38.83%(4)
     Net investment loss                                           (7.31)%(4)                  (31.80)%(4)(6)
Net investment loss per share                           $         (0.412)(4)  $                (3.316)(4)(6)
---------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business, January 9, 2003, to December 31, 2003.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total returns are not computed on an annualized basis.
(4)  Annualized.
(5) For the period from the start of investment operations, March 26, 2003, to December 31, 2003.
(6)  Includes expenses after custodian fee reduction.

                        See notes to financial statements

EATON VANCE VT INCOME FUND OF BOSTON as of June 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance VT Income Fund of Boston (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to provide as much current income as possible by investing primarily in high yield, high risk corporate bonds (so-called "junk bonds"). Secondary purposes of the Fund are to provide reasonable preservation of capital to the extent attainable from such bonds, and growth of income and capital. The Fund is made available only to separate accounts issued by participating insurance companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Fixed income investments (other than short-term obligations), including listed investments and investments for which quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

   E USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into contracts with service providers that may contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. (However, based on experience, management of the Fund expects the risk of loss to be remote.)

   G EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   H OTHER -- Investment transactions are accounted for on a trade-date basis. Gains and losses on securities are determined on the basis of identified cost.

   I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distribution in cash. Shareholders may reinvest all distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The difference between components of Distributable Earnings on a tax basis and the amounts reflected in the statements of assets and liabilities are primarily due to differences in book and tax amortization policies.

3  SHARES OF BENEFICIAL INTEREST

   The Trust has an underwriting agreement relating to the Fund with Eaton
   Vance Distributors, Inc. (EVD). The underwriting agreement presently provides that EVD, through the Fund's transfer agent, accepts orders for shares at net asset value and no sales commission or load is charged. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products. The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At June 30, 2004, one shareholder owned more than 10% of the Fund's shares outstanding aggregating 85% and Eaton Vance Management (EVM) owned 9% of the Fund's shares outstanding. Transactions in Fund shares were as follows:

                                      SIX MONTHS ENDED
                                      JUNE 30, 2004         PERIOD ENDED
                                      (UNAUDITED)           DECEMBER 31, 2003(1)
   -----------------------------------------------------------------------------
   Sales                                   17,404                 19,516
   Issued to shareholders electing
   to receive payments of
   distributions in Fund shares               463                     --
   Redemptions                               (192)                  (368)
   -----------------------------------------------------------------------------

   NET INCREASE                            17,675                 19,148
   -----------------------------------------------------------------------------

   (1) For the period from the start of business, January 9, 2003, to December 31, 2003.

4  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by EVM, as compensation for management and investment advisory services rendered to the Fund. The fee is at the annual rate of 0.625% of the Fund's average daily net assets. For the six months ended June 30, 2004, the fee amounted to $957. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund is authorized to pay EVM a fee as compensation for administrative services necessary to conduct the Fund's business. The fee is computed at the annual rate of 0.25% of the Fund's average daily net assets. For the six months ended June 30, 2004, the fee amounted to $383. Pursuant to a voluntary expense reimbursement, EVM was allocated $17,155 of the Fund's operating expenses for the six months ended June 30, 2004. Certain officers and Trustees of the Fund are officers of the above organizations.

5  SERVICE FEES

   The Fund has adopted a service plan that allows the Fund to pay service fees to insurance companies for providing personal and/or account services to account holders of insurance product separate accounts, which is equal to 0.25% (annualized) of daily average net assets. Service fees for the six months ended June 30, 2004 amounted to $383.

6  INVESTMENT TRANSACTIONS

   The Fund invests primarily in debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than short-term obligations, aggregated $35,922 and $63,536, respectively, for the six months ended June 30, 2004.

7  LINE OF CREDIT

   The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2004.

8  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                   $     167,588
   ----------------------------------------------
   Gross unrealized appreciation    $       8,810
   Gross unrealized depreciation           (4,052)
   ----------------------------------------------
   NET UNREALIZED APPRECIATION      $       4,758
   ----------------------------------------------

EATON VANCE VT INCOME FUND OF BOSTON
INVESTMENT MANAGEMENT


OFFICERS                      TRUSTEES
James B. Hawkes               Samuel L. Hayes, III
President and Trustee
                              William H. Park
Arieh Coll
Vice President                Ronald A. Pearlman

Thomas P. Huggins             Norton H. Reamer
Vice President
                              Lynn A. Stout
Samuel D. Isaly
Vice President

Scott H. Page
Vice President

Jacob Rees-Mogg
Vice President

Duncan W. Richardson
Vice President

Payson F. Swaffield
Vice President

Michael W. Weilheimer
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

  INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE VT INCOME FUND OF BOSTON
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116


                                 TRANSFER AGENT
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116


                      EATON VANCE VT INCOME FUND OF BOSTON
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


  This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

                                                                         VTIBSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE VARIABLE TRUST ON BEHALF OF (EATON VANCE VT INCOME FUND OF BOSTON)


By:    /S/ James B. Hawkes
       -------------------
       James B. Hawkes
       President


Date:  August 13, 2004
       ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James J. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  August 13, 2004
       ---------------


By:    /S/ James B. Hawkes
       -------------------
       James B. Hawkes
       President


Date:  August 13, 2004
       ---------------